LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Operating Leased Assets [Line Items]
Rent expense	$ 836,813	$ 825,000	$ 825,000
Minimum sublease rentals	$ 30,480,467
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	5 years
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	27 years